13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
eqed9jp@

12/31/2004

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  55 Whitney Avenue, 5th Floor
          New Haven, CT 06510-1300

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	February 14, 2005

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		18

Form 13F Information Table Value Total:	$230,588 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
ACADIA RLTY TR COM            SH BEN INT  004239-10-9  59,252      3,635,066.00         SOLE                SOLE
BP PLC                        SPNSRD ADR  055622-10-4  249         4,266.000            SOLE                SOLE
HARSCO CORP                   COM         415864-10-7  200         3,700.000            SOLE                SOLE
NUVASIVE INC                  COM         670704-10-5  1,292       126,075.000          SOLE                SOLE
SCUDDER INTER GOVT TR         SH BEN INT  811163-10-4  26,989      4,046,400.000        SOLE                SOLE
TOREADOR RES CORP             COM         891050-10-6  542         24,433.000           SOLE                SOLE
TUMBLEWEED COMMUNICATIONS CO  COM         899690-10-1  95          28,550.000           SOLE                SOLE
WOLVERINE WORLD WIDE INC      COM         978097-10-3  432         13,743.000           SOLE                SOLE
WYETH                         COM         983024-10-0  859         20,176.000           SOLE                SOLE
ATHEROS COMMUNICATIONS INC    COM         04743P-10-8  1,748       170,511.000          SOLE                SOLE
CORIXA CORP                   COM         21887F-10-0  157         43,155.000           SOLE                SOLE
EQUINIX INC                   COM  NEW    29444U-50-2  264         6,171.000            SOLE                SOLE
EXXON MOBIL CORP              COM         30231G-10-2  219         4,274.000            SOLE                SOLE
FELCOR LODGING TR INC         COM         31430F-10-1  21,167      1,444,878.000        SOLE                SOLE
MORGAN STANLEY                GVTINC TR   61745P-10-6  73,461      8,357,300.000        SOLE                SOLE
OPSWARE INC                   COM         68383A-10-1  623         84,906.000           SOLE                SOLE
3M CO                         COM         88579Y-10-1  498         6,067.000            SOLE                SOLE
FIRST DATA CORP               COM         319963-10-4  42,540      1,000,000.000        SOLE                SOLE

TOTAL                                                  230,588     19,019,671.000